PROPERTY, PLANT AND EQUIPMENT - Summary (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	R$ 64,986,040	R$ 59,289,069
Additions	4,578,826	7,936,068
Acquisitions through business combinations, property, plant and equipment		1,702,768
Write-offs	(426,152)	(146,002)
Depreciation	(4,845,176)	(3,803,941)
Transfers and other	2,649	8,078
Ending balance	64,296,187	64,986,040
Land
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	16,775,348	14,859,189
Additions	3,080	697
Acquisitions through business combinations, property, plant and equipment		1,699,588
Write-offs	(64,222)	(10,724)
Depreciation
Transfers and other	5,980	226,598
Ending balance	R$ 16,720,186	16,775,348
Buildings
Disclosure of detailed information about property, plant and equipment [line items]
Average rate %	3.28%
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	R$ 9,522,593	5,906,494
Additions	262	558
Acquisitions through business combinations, property, plant and equipment		775
Write-offs	(54,566)	(7,455)
Depreciation	(434,875)	(366,398)
Transfers and other	896,470	3,988,619
Ending balance	R$ 9,929,884	9,522,593
Machinery, equipment and facilities
Disclosure of detailed information about property, plant and equipment [line items]
Average rate %	7.46%
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	R$ 34,280,498	20,537,952
Additions	649,533	415,147
Acquisitions through business combinations, property, plant and equipment		413
Write-offs	(152,457)	(118,499)
Depreciation	(4,123,031)	(3,214,550)
Transfers and other	3,524,210	16,660,035
Ending balance	34,178,753	34,280,498
Work in progress
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	3,510,535	17,485,109
Additions	3,880,270	7,490,762
Acquisitions through business combinations, property, plant and equipment
Write-offs
Depreciation
Transfers and other	(4,626,006)	(21,465,336)
Ending balance	R$ 2,764,799	3,510,535
Other
Disclosure of detailed information about property, plant and equipment [line items]
Average rate %	20.69%
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	R$ 897,066	500,325
Additions	45,681	28,904
Acquisitions through business combinations, property, plant and equipment		1,992
Write-offs	(154,907)	(9,324)
Depreciation	(287,270)	(222,993)
Transfers and other	201,995	598,162
Ending balance	702,565	897,066
Accumulated cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	98,731,202	92,324,815
Ending balance	102,257,419	98,731,202
Accumulated cost | Land
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	16,775,348	14,859,189
Ending balance	16,720,186	16,775,348
Accumulated cost | Buildings
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	13,816,631	10,032,317
Ending balance	14,589,194	13,816,631
Accumulated cost | Machinery, equipment and facilities
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	62,822,096	48,456,537
Ending balance	66,353,229	62,822,096
Accumulated cost | Work in progress
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	3,510,535	17,485,109
Ending balance	2,764,799	3,510,535
Accumulated cost | Other
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	1,806,592	1,491,663
Ending balance	1,830,011	1,806,592
Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(33,745,162)	(33,035,746)
Ending balance	(37,961,232)	(33,745,162)
Accumulated depreciation | Land
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance
Ending balance
Accumulated depreciation | Buildings
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(4,294,038)	(4,125,823)
Ending balance	(4,659,310)	(4,294,038)
Accumulated depreciation | Machinery, equipment and facilities
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(28,541,598)	(27,918,585)
Ending balance	(32,174,476)	(28,541,598)
Accumulated depreciation | Work in progress
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance
Ending balance
Accumulated depreciation | Other
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(909,526)	(991,338)
Ending balance	R$ (1,127,446)	R$ (909,526)